Payables and Other Current Liabilities - Composition of Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accrued employee benefits	€ 603	€ 611
Other non-financial non-trade payables	478	481
Total	€ 1,081	€ 1,092